Shareholders' Equity (Details) - USD ($)															6 Months Ended
		Dec. 26, 2025	Nov. 26, 2025	Oct. 13, 2025	Sep. 16, 2025	Jan. 14, 2025	Nov. 27, 2024	Oct. 31, 2024	Oct. 30, 2024	Sep. 20, 2024	Mar. 08, 2024	Jan. 26, 2024	Nov. 28, 2022	Aug. 05, 2022	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Pre consolidation issued															4,000,000
Public units issued										4,000,000
Unit issued price per share (in Dollars per share)										$ 3
Validity period of warrant															5 years
Stock reverse split, description						25-to-1									Due to the impact of the stock reverse split on January 14, 2025, the number of shares to be exchanged in the company’s above-mentioned issued portfolio needs to be reduced at a ratio of 25 to 1.
Split shares															160,000
Gross proceeds (in Dollars)			$ 5,000,000							$ 10,559,739					$ 6,149,632		$ 7,749,921
Shares exchanged		45,000,000
Exercise of warrants (in Dollars)															103,219
Fair value of warrants (in Dollars)															1,414	$ 104,433
Gain from changes in fair value (in Dollars)
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of units issued in each unit															1
Pre-funded warrants (in Dollars per share)															$ 0.0001
Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Number of units issued in each unit															1
Split shares							3,998,000	3,497,241
Exchanged shares							159,920	139,890
Number of remaining unexercised warrants															80
Series B warrants (Member)
Shareholders’ Equity [Line Items]
Number of units issued in each unit															1
Split shares							3,497,241
Exchanged shares							139,890
Number of warrants exercised					20,000
Exercise of warrants (in Dollars)							$ 3,693,843
Number of remaining unexercised warrants															109
Warrant [Member]
Shareholders’ Equity [Line Items]
Exchange amount (in Dollars)	[1]														$ 103,828	3,693,843
Fair value of warrants (in Dollars)															1,414	104,433
Gain from changes in fair value (in Dollars)	[2]															(6,761,463)
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	[3]														56,467,391		1,606,800
Gross proceeds (in Dollars)	[3]														$ 141,169		$ 4,017
Exercise of warrants (in Dollars)	[3]														$ 200
Box Capital Inc [Member]
Shareholders’ Equity [Line Items]
Issuance of shares									13,636
Split shares									340,910
PRC [Member]
Shareholders’ Equity [Line Items]
Percentage of after tax															10.00%
Percentage of registered capital															50.00%
Statutory reserves (in Dollars)
Restricted net assets of foreign subsidiaries (in Dollars)															$ 955,366	$ 755,505
Class A common shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital															300,000,000	300,000,000
Ordinary shares of par value (in Dollars per share)															$ 0.0025	$ 0.0025
Voting rights held by each shares of common stock														one
Common stock, shares issued															58,753,028	2,205,795
Number of units issued in each unit															1
Pre-funded warrants (in Dollars per share)															$ 0.6
Sale of shares				5,217,391
Total purchase price (in Dollars)				$ 1,200,000
Class A common shares [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Pre-funded warrants (in Dollars per share)															$ 3
Class A common shares [Member] | Series B warrants (Member)
Shareholders’ Equity [Line Items]
Issuance of shares					79,842
Class A common shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued					79,842
Class A common shares [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares of par value (in Dollars per share)			$ 0.0025
Issuance of shares			6,250,000				799,600	559,559
Split shares							19,990,000	13,988,964
Price per share (in Dollars per share)				$ 0.0025
Class A common shares [Member] | Haoxi’s [Member]
Shareholders’ Equity [Line Items]
Authorized share capital														6,000,000
Pre consolidation shares authorized														150,000,000
Ordinary shares of par value (in Dollars per share)														$ 0.0025
Pre-split par value (in Dollars per share)														$ 0.0001
Class A common shares [Member] | Mr. Lei Xu and Four Other Shareholders [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued														309,200
Pre consolidation issued														7,730,000
Class A common shares [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued													179,200
Pre consolidation issued													4,480,000
Class A common shares [Member] | Public [Member]
Shareholders’ Equity [Line Items]
Issuance of shares										160,000
Split shares										4,000,000
Common Class B [Member]
Shareholders’ Equity [Line Items]
Authorized share capital															100,000,000	100,000,000
Ordinary shares of par value (in Dollars per share)															$ 0.0025	$ 0.0025
Voting rights held by each shares of common stock														10
Common stock, shares issued															690,800	690,800
Pre-funded warrants (in Dollars per share)															$ 0.0001
Common Class B [Member] | Haoxi’s [Member]
Shareholders’ Equity [Line Items]
Authorized share capital														2,000,000
Pre consolidation shares authorized														50,000,000
Ordinary shares of par value (in Dollars per share)														$ 0.0025
Pre-split par value (in Dollars per share)														$ 0.0001
Common Class B [Member] | Mr. Fan Zhen [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued														690,800
Pre consolidation issued														17,270,000
Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Exchange amount (in Dollars)							$ 918,183
Series B warrants (Member)
Shareholders’ Equity [Line Items]
Number of warrants exercised					20,000
IPO [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)										$ 12,000,000
IPO [Member] | Class A common shares [Member] | NASDAQ CAPITAL MARKET [Member]
Shareholders’ Equity [Line Items]
Pre consolidation issued												2,400,000
Issuance of shares												96,000
Over-Allotment Option [Member] | Class A common shares [Member]
Shareholders’ Equity [Line Items]
Pre consolidation issued											360,000
Issuance of shares											14,400
Common stock, shares issued, price per share (in Dollars per share)											$ 4

[1]

On November 27, 2024, the holder exchanged a total of 159,920 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 139,890 (Pre-consolidation 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $3,693,843.

On September 16, 2025, the holders exercised a total of 20,000 Series B warrants through alternative cashless exercise, and the company issued 79,842 Class A common shares in September 2025.

[2]	The number of remaining unexercised Series A warrants and Series B warrants is 80 and 109 respectively. The fair value of these warrants as of December 31, 2025 is $1,414. The total gain from changes in the fair value of warrants for the six months ended December 31, 2025 is $nil.
[3]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).